Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Premises and Equipment

Note 6—Premises and Equipment

	September 30,
	2012	2011
	(In thousands)
Land	$179	$179

Buildings and improvements	1,316	1,316
Accumulated depreciation	(596)	(560)

	720	756

Leasehold improvements	2,515	1,981
Accumulated amortization	(880)	(675)

	1,635	1,306

Furnishings and equipment	2,375	2,215
Accumulated depreciation	(1,855)	(1,708)

	520	507

	$3,054	$2,748